Income Taxes - Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net income / (loss) before income tax	$ 27,606	$ (47,212)	$ (106,095)
Income tax rate	21.00%	21.00%	21.00%
Expected income tax expense / (benefit)	$ 5,797	$ (9,915)	$ (22,280)
Permanent differences:
Non-taxable income	(127)	0	0
Foreign non-creditable withholding tax	16,588	11,540	7,652
Non-deductible expenses	11,514	10,440	20,743
Currency translation adjustment	5,672	2,595	1,534
Tax credits recovery	(309)	0	0
Others	892	(256)	97
Unrecognized tax benefits and related interest	(14,081)	1,029	6,930
Foreign rate differential	(3,499)	(9,091)	(3,133)
Tax inflation adjustment	(27,103)	(12,716)	(6,906)
Tax holiday	3,977	5,990	334
True up	(1,253)	2,283	(2,238)
Change in rate	0	0	(4,597)
Change in valuation allowance	5,048	19,410	1,634
Income tax expense / (benefit)	$ 3,116	$ 21,309	$ (230)